Segregated Funds (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Composition of Net Assets by Categories of Segregated Funds
The composition of net assets by categories of segregated funds was within the following ranges for the years ended December 31, 2021 and 2020.

Ranges in per cent
Type of fund	2021	2020
Money market funds	2% to 3%	2% to 3%
Fixed income funds	14% to 15%	14% to 16%
Balanced funds	22% to 23%	23% to 24%
Equity funds	60% to 62%	58% to 60%

Summary of Composition of Segregated Funds Net Assets	The carrying value and change in segregated funds net assets are as follows.
Segregated funds net assets

As at December 31,	2021	2020
Investments at market value
Cash and short-term securities	$3,955	$4,054
Debt securities	18,651	17,913
Equities	16,844	14,227
Mutual funds	354,882	326,889
Other investments	4,613	4,599
Accrued investment income	2,340	1,670
Other assets and liabilities, net	(1,089)	(1,543)
Total segregated funds net assets	$400,196	$367,809
Composition of segregated funds net assets
Held by policyholders	$399,788	$367,436
Held by the Company	408	373
Total segregated funds net assets	$400,196	$367,809

Summary of Changes in Segregated Funds Net Assets
Changes in segregated funds net assets

For the years ended December 31,	2021	2020
Net policyholder cash flow
Deposits from policyholders	$44,548	$38,898
Net transfers to general fund	(732)	(1,515)
Payments to policyholders	(52,182)	(44,818)
	(8,366)	(7,435)
Investment related
Interest and dividends	24,092	16,775
Net realized and unrealized investment gains (losses)	21,549	24,514
	45,641	41,289
Other
Management and administration fees	(4,115)	(3,942)
Impact of changes in foreign exchange rates	(773)	(5,580)
	(4,888)	(9,522)
Net additions (deductions)	32,387	24,332
Segregated funds net assets, beginning of year	367,809	343,477
Segregated funds net assets, end of year	$400,196	$367,809